RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of transactions between related parties
The following table summarizes other transactions the partnership has entered into with related parties:

	Year Ended
(US$ MILLIONS)	December 31, 2017	December 31, 2016	December 31, 2015
Transactions during the period (1)
Construction revenues	$357	$359	$413
Business services revenues	1	8	—
	$358	$367	$413
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(1)
Within our construction services business, the partnership provides construction services to an affiliate of Brookfield. Within our business services segment, the partnership provides real estate financial advisory services to affiliates of Brookfield.

(US$ MILLIONS)	December 31, 2017	December 31, 2016
Balances at end of period:
Accounts receivable	$64	$97
Accounts payable and other	$106	$47